Commitments and Contingencies - Litigations in Progress (Detail) - 12 months ended Dec. 31, 2025
₺ in Millions, ₩ in Millions, ₨ in Millions, ₨ in Millions, ฿ in Millions, ¥ in Millions, Rp in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions
	USD ($) Cash_Generating_Units	KRW (₩)	CNY (¥)	IDR (Rp)	THB (฿)	INR (₨)	PKR (₨)	ARS ($)	BRL (R$)	TRY (₺)	MXN ($)
POSCO HOLDINGS INC. [member]
Disclosure of contingent liabilities [line items]
Description	POSCO HOLDINGS INC. has provided 3 blank checks to Korea Energy Agency as collateral for long-term foreign currency borrowings.
POSCO INTERNATIONAL Corporation [member]
Disclosure of contingent liabilities [line items]
Description	As of December 31, 2025, POSCO INTERNATIONAL Corporation has provided 19 blank promissory notes and 12 blank checks to Korea Energy Agency and others as collateral for the guarantee on performance for contracts and others.
POSCO Eco & Challenge Co., Ltd. [member]
Disclosure of contingent liabilities [line items]
Description	As of December 31, 2025, POSCO Eco & Challenge Co., Ltd. has provided 40 blank checks and 4 blank promissory notes as collateral for agreements and outstanding loans.
POSCO DX Co., Ltd.
Disclosure of contingent liabilities [line items]
Description	As of December 31, 2025, POSCO DX Co., Ltd. has provided 7 blank checks to financial institutions as collateral for the guarantee on performance for contracts and others.
KRW [member] | POSCO HOLDINGS INC. [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	3
Claim amount | ₩		₩ 669
Description	Lawsuit on claim for damages and others
KRW [member] | POSCO [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	181
Claim amount | ₩		542,579
Description	Lawsuit on claim for employee right and others
KRW [member] | POSCO INTERNATIONAL Corporation [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount | ₩		0
Description	Lawsuit on claim for damages and others
KRW [member] | POSCO Eco & Challenge Co., Ltd. [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	136
Claim amount | ₩		503,451
Description	Lawsuit on claim for damages and others
KRW [member] | POSCO STEELEON Co.,Ltd. [Member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount | ₩		271
Description	Lawsuit on claim for damages
KRW [member] | POSCO DX Co., Ltd. | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	8
Claim amount | ₩		3,401
Description	Lawsuit on claim for damages and others
KRW [member] | POSCO FUTURE M CO., LTD. [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount | ₩		600
Description	Lawsuit on claim for damages and others
KRW [member] | POSCO A&C [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	7
Claim amount | ₩		2,485
Description	Lawsuit on claim for damages and others
KRW [member] | POSCO WIDE Co., Ltd. [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	3
Claim amount | ₩		322
Description	Lawsuit on claim for damages and others
KRW [member] | POSCO Mobility Solution Corporation [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount | ₩		615
Description	Lawsuit on claim for damages and others
KRW [member] | POSCO ZT AIR SOLUTION [Member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount | ₩		25
Description	Lawsuit on claim for damages
INR [member] | POSCO INTERNATIONAL Corporation [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount		71,421				₨ 4,469,396
Description	Lawsuit on claim for payment on guarantees and others
INR [member] | POSCO Engineering and Construction India Private Limited [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount		7,894				493,968
Description	Lawsuit on claim for payment and others
INR [member] | POSCO INDIA PROCESSING CENTER PRIVATE LIMITED [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount		870				54,420
Description	Lawsuit on claim for damages
INR [member] | POSCO Maharashtra Steel Private Limited [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount		152				9,500
Description	Lawsuit on claim for labor and others
INR [member] | POSCO-India Private Limited [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount		39				₨ 2,466
Description	Lawsuit on claim for wages
PKR [member] | POSCO INTERNATIONAL Corporation [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount		639					₨ 124,775
Description	Lawsuit on claim for damages
ARS [member] | POSCO INTERNATIONAL Corporation [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount		2						$ 1,800
Description	Lawsuit on claim for damages
USD [member] | POSCO INTERNATIONAL Corporation [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	5
Claim amount	$ 72,662	104,263
Description	Lawsuit on claim for damages and others
USD [member] | POSCO-China Holding Corp. [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	$ 2,580	3,702
Description	Lawsuit on claim for damages and others
USD [member] | Pos-Sea Pte Ltd [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	$ 3,200	4,592
Description	Lawsuit over contract dispute and others
USD [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	27
Claim amount	$ 132	189
Description	Lawsuit on claim for labor and others
BRL [member] | POSCO DX Co., Ltd. | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount		5,722							R$ 21,845
Description	Lawsuit on claim for damages
BRL [member] | Brazil Sao Paulo Steel Processing Center [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	7
Claim amount		1,763							R$ 6,729
Description	Lawsuit on claim for labor and others
CNY [member] | POSCO(Chongqing) Automotive Processing Center Co., Ltd [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount		104	¥ 510
Description	Lawsuit on claim for penalty payment
THB [Member] | POSCO Thainox Public Company Limited [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount		159			฿ 3,480
Description	Lawsuit on invalidation of a check
TRY [member] | POSCO-TNPC [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount		0								₺ 0
Description	Lawsuit on claim for labor
Mexico, Pesos | POSCO MPPC SA de CV [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	4
Claim amount		393									$ 4,924
Description	Lawsuit on claim for labor and others
IDR [member] | PT. POSCO E&C INDONESIA [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount		1,161		Rp 13,561,952
Description	Lawsuit on claim for payment and others
IDR [member] | PT. KRAKATAU POSCO [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount		₩ 951		Rp 11,108,052
Description	Lawsuit over contract dispute and others